S000004334 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	242 Months Ended
		Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	26.06%	15.05%	11.40%
Dow Jones U.S. Select Dividend Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.53%	10.05%	9.26%
iShares Select Dividend ETF
Prospectus [Line Items]
Average Annual Return, Percent		1.09%	9.61%	8.83%
Performance Inception Date					Nov. 03, 2003
iShares Select Dividend ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.14%	8.64%	7.93%
iShares Select Dividend ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	7.47%	7.01%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.